Balance Sheet Details	12 Months Ended
Jul. 31, 2013
Balance Sheet Details [Abstract]
Balance Sheet Details

3. Balance Sheet Details

Inventories consist of the following:

	July 31,
	2013	2012
Raw materials	$70,000	$476,000
Finished goods	295,000	178,000
	$365,000	$654,000

Given our current focus on near term commercialization of the SDC-based products used to provide solutions for the food safety industry, we believe there is no net realizable value for numerous current product configurations.  Therefore, as of the fiscal year ended July 31, 2013, we established an inventory reserve for $347,000.  The majority of the reserve relates to components such as, plastic bottles, spray triggers, miscellaneous plastics, and numerous corrugated cardboard configurations.

In addition, during the year ended July 31, 2013, we received $58,000 from the sale of silver held in inventory. At the time of sale, the silver had a book value of $40,000. The corresponding $18,000 gain is reflected in the other income (expense) section of the 2013 consolidated statement of operations.

Property, plant, and equipment consist of the following:

	July 31,
	2013	2012
Computers and equipment	$921,000	$909,000
Furniture and fixtures	21,000	21,000
Leasehold improvements	622,000	622,000
	1,564,000	1,552,000
Less accumulated depreciation	(1,418,000)	(1,295,000)
	$146,000	$257,000

Depreciation expense was $123,000 and $179,000 for the years ended July 31, 2013 and 2012, respectively.

Patents consist of the following:

	July 31,
	2013	2012
Patents	$3,389,000	$3,773,000
Less accumulated amortization	(1,959,000)	(1,823,000)
	$1,430,000	$1,950,000

Due to the significant changes in our strategic business objectives and utilization of our assets, we have determined cost associated with the pending patent applications in numerous foreign geographic locations have been impaired.  As a result, during the year ended July 31, 2013, we reduced the carrying value of our patents and recorded a $551,000 patent impairment.

Patent amortization expense was $188,000 and $206,000 for the years ended July 31, 2013 and 2012, respectively. At July 31, 2013, the weighted average remaining amortization period for all patents was approximately ten years. The annual patent amortization expense for the next five years is estimated to be approximately $152,000 per year.